Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consumable stores	R 2,066	R 1,923		R 1,627
PGM ore and mill inventory	535	189		142
Other	74	56		115
Inventories	26,384	25,080	[1]	24,952	[1]
Raw materials and consumables used	21,929	18,847		16,404
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	13,673	13,081		13,742
Finished goods	7,856	9,012		8,710
PGMs | Marikana
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	5,882	4,725		4,225
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	233	219		109
Finished goods	1,096	600		507
Battery metals activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	357	0		0
Finished goods	187	0		0
Battery metals raw materials	R 307	R 0		R 0

[1]	* Restated — see note 1.5